Subsequent Events	12 Months Ended
Dec. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent events
36.	Subsequent events

Alcanna Inc. Acquisition

On October 7, 2021, the Company announced that it had entered into an arrangement agreement with Alcanna Inc. (“Alcanna”) pursuant to which the Company will acquire all of the issued and outstanding common shares of Alcanna by way of a statutory plan of arrangement (the “Alcanna Transaction”). The Company and Alcanna amended the arrangement agreement in respect of the Alcanna Transaction on January 6, 2022, and the Alcanna Transaction closed on March 31, 2022. Alcanna is a Canadian liquor retailer, operating predominantly in Alberta under its three retail brands, “Wine and Beyond”, “Liquor Depot” and “Ace Liquor”. Alcanna holds an approximately 63% equity interest in Nova Cannabis Inc. (“Nova”), a Canadian cannabis retailer operating stores across Alberta, Saskatchewan and Ontario.

The Alcanna Transaction consideration was comprised of (i) an aggregate $54.3 million cash ($1.50 in cash for each Alcanna common share), and (ii) an aggregate 320.6 million Sundial common shares valued at $280.4 million based on the fair value of each common share of the Company on the closing date (8.85 of a Sundial common share for each Alcanna common share).

Due to the proximity of the closing of the Alcanna Transaction and the date of issuance of the consolidated financial statements, the Company has not prepared the acquisition date fair value of the total consideration transferred or the amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed.

Nasdaq minimum bid requirement

As previously reported, the Company was notified by Nasdaq on August 9, 2021, that the bid price for its common shares did not meet the minimum bid price of US$1.00 per share requirement, as set forth in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Requirement”). At that time, the Company was required to regain compliance by February 7, 2022. On February 8, 2022, the Company received a 180-day extension to regain compliance with the Minimum Bid Requirement. As a result, the Company has until August 8, 2022, to regain compliance with the Minimum Bid Requirement.

If at any time prior to August 8, 2022, the closing bid price of the Company’s common stock is at least US$1.00 per share for a minimum of ten consecutive business days, the Company will be considered by Nasdaq to have regained compliance with the Minimum Bid Requirement.

The Company will actively monitor its closing bid price during the compliance period and intends to take appropriate measures to remedy the deficiency and regain compliance with the Minimum Bid Requirement.

Sun 8 Holdings Inc.

In 2019, the Company purchased intellectual property from Sun 8 Holdings Inc. (“Sun 8”) consisting of cannabis brands and products. The agreement included future consideration in the form of warrants to acquire up to 1.8 million common shares at an exercise price of $0.94, contingent upon achieving minimum thresholds of revenue derived from the acquired brands and cultivars over five years. The agreement also included royalty payments based on defined harvest metrics and merchandise sold under the acquired brands.

Subsequent to December 31, 2021, the Company and Sun 8 mutually terminated the service and sale agreement entered into in 2019. The Company issued 3.7 million common shares with a value of $2.9 million and made a cash payment of $3.1 million to cancel the royalty agreement and the non-competition agreement, as well as acknowledge vesting of 0.6 million performance warrants. The remaining 1.2 million warrants will not vest, and the Company is relieved of any future obligation pertaining to the warrants.

Investments

Subsequent to December 31, 2021, the Company entered into a promissory note with a private company with a principal amount of $5.0 million, an interest rate of 15% per annum and a maturity date of February 9, 2025.

Subsequent to December 31, 2021, the Company and Delta 9 Cannabis Inc. (“Delta 9”) entered into a note purchase agreement with an aggregate principal amount of $10.0 million, an interest rate of 10% per annum and a maturity date of March 30, 2025.